Expense Example - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 23, 2025 USD ($)
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	772
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 754